Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Sprott Physical Gold & Silver Trust
Entity Central Index Key	0001726122
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	214,349,899
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	cef
Entity Emerging Growth Company	false